Income tax - Expense (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income tax expense reconciled to profit before income tax expense
Profit before income tax	$ 10,044	$ 10,107	$ 10,305
Tax at the Australian company tax rate of 30%	$ 3,013	$ 3,032	$ 3,092
Australian company tax rate (as a percent)	30.00%	30.00%	30.00%
The effect of amounts which are not deductible/(assessable) in calculating taxable income:
Hybrid capital distributions	$ 129	$ 139	$ 117
Dividend adjustments	1		3
Other non-assessable items	(1)	(4)	(9)
Other non-deductible items	24	25	49
Adjustment for overseas tax rates	(15)	(27)	(25)
Income tax (over)/under provided in prior years		(20)	7
Other items	(40)	(28)	(130)
Total income tax expense	3,111	3,117	$ 3,104
Parent Entity
Income tax expense reconciled to profit before income tax expense
Profit before income tax	8,985	9,216
Tax at the Australian company tax rate of 30%	2,696	2,765
The effect of amounts which are not deductible/(assessable) in calculating taxable income:
Hybrid capital distributions	129	139
Dividend adjustments	(295)	(379)
Other non-assessable items	(1)	(3)
Other non-deductible items	16	23
Adjustment for overseas tax rates	6	(4)
Income tax (over)/under provided in prior years		(13)
Other items	(62)	(3)
Total income tax expense	$ 2,489	$ 2,525